Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 53.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	3,500	$ 1,562,295
RTX Corp.	35,000	3,077,550

		4,639,845

Air Freight & Logistics - 2.0%
United Parcel Service, Inc., Class B	75,000	14,034,750

Automobiles - 2.1%
Ford Motor Co.	600,000	7,926,000
General Motors Co.	175,000	6,714,750

		14,640,750

Banks - 3.4%
Bank of America Corp.	195,000	6,240,000
Citigroup, Inc.	100,000	4,766,000
JPMorgan Chase & Co.	45,000	7,108,200
Wells Fargo & Co.	115,000	5,308,400

		23,422,600

Biotechnology - 2.4%
AbbVie, Inc.	60,000	8,974,800
Amgen, Inc.	7,500	1,756,125
Gilead Sciences, Inc.	75,000	5,710,500

		16,441,425

Capital Markets - 1.8%
Blackstone, Inc.	65,400	6,853,266
Goldman Sachs Group, Inc.	3,000	1,067,610
Morgan Stanley	46,872	4,291,600

		12,212,476

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	39,719	3,926,621

Consumer Staples Distribution & Retail - 0.9%
Target Corp.	45,000	6,141,150

Electric Utilities - 0.5%
Duke Energy Corp.	37,500	3,510,750

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	150,000	5,091,000

Entertainment - 1.0%
Activision Blizzard, Inc. (A)	15,000	1,391,400
Walt Disney Co. (A)	60,000	5,333,400

		6,724,800

Health Care Providers & Services - 1.1%
CVS Health Corp.	68,703	5,131,427
Laboratory Corp. of America Holdings	10,000	2,139,300

		7,270,727

Insurance - 3.9%
American International Group, Inc.	155,000	9,343,400
Fidelity National Financial, Inc.	40,000	1,566,800
MetLife, Inc.	150,000	9,445,500
Prudential Financial, Inc.	70,000	6,754,300

		27,110,000

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.9%
Alphabet, Inc., Class C (A)	200,000	$ 26,622,000

IT Services - 1.5%
International Business Machines Corp.	71,000	10,236,780

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. (A)	12,871	411,357

Multi-Utilities - 0.4%
Dominion Energy, Inc.	50,000	2,677,500

Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	55,000	9,001,300
Devon Energy Corp.	100,000	5,400,000
Exxon Mobil Corp.	30,000	3,217,200
ONEOK, Inc.	60,000	4,022,400
Pioneer Natural Resources Co.	15,000	3,385,050
Williams Cos., Inc.	125,000	4,306,250

		29,332,200

Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	135,000	8,395,650
Johnson & Johnson	75,000	12,564,750
Merck & Co., Inc.	125,000	13,331,250
Pfizer, Inc.	219,180	7,903,631

		42,195,281

Residential REITs - 1.1%
AvalonBay Communities, Inc.	30,000	5,659,500
UDR, Inc.	41,981	1,716,183

		7,375,683

Retail REITs - 1.1%
Realty Income Corp.	100,000	6,097,000
Simon Property Group, Inc.	10,000	1,246,000

		7,343,000

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	10,000	8,986,500
QUALCOMM, Inc.	85,000	11,234,450

		20,220,950

Software - 3.5%
Microsoft Corp.	53,250	17,887,740
Oracle Corp.	50,000	5,861,500

		23,749,240

Specialized REITs - 0.2%
Public Storage	5,000	1,408,750

Specialty Retail - 2.4%
Home Depot, Inc.	25,000	8,346,000
Lowe’s Cos., Inc.	33,975	7,959,323

		16,305,323

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	125,000	24,556,250

Tobacco - 0.7%
Philip Morris International, Inc.	50,000	4,986,000

Total Common Stocks (Cost $298,496,699)		362,587,208

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.8%
Banks - 0.3%
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (B) (C)	12,000	$ 305,520
Dime Community Bancshares, Inc., 5.50%	89,412	1,600,475

		1,905,995

Capital Markets - 0.2%
Morgan Stanley,
Series P, 6.50%	60,000	1,563,000

Insurance - 0.6%
Allstate Corp., 7.38% (C)	30,000	805,200
Aspen Insurance Holdings Ltd., 5.63%	20,000	366,200
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (B) (C)	35,000	748,650
Enstar Group Ltd.,
Series E, 7.00%	50,000	1,233,000
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (B)	40,000	1,029,600

		4,182,650

Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (B)	49,300	1,142,281
Annaly Capital Management, Inc.,
Series F, 3-Month LIBOR + 4.99%, 10.53% (B)	40,784	1,037,545
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (B)	23,300	522,386
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (B)	120,000	2,298,000
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (B) (C)	65,000	1,384,500
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B)	7,243	149,206

		6,533,918

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50%	39,500	606,325

Trading Companies & Distributors - 0.3%
Triton International Ltd.,
Series E, 5.75%	100,000	1,878,000

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.,
Series VV, 6.00%	123,000	1,712,160
U.S. Cellular Corp., 5.50%	60,100	867,243

		2,579,403

Total Preferred Stocks (Cost $24,144,115)		19,249,291

	Principal	Value
CORPORATE DEBT SECURITIES - 42.1%
Aerospace & Defense - 0.9%
Rolls-Royce PLC
5.75%, 10/15/2027 (D)	$ 2,050,000	$ 2,020,735
TransDigm, Inc.
5.50%, 11/15/2027	4,275,000	4,055,585

		6,076,320

Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,166,285

Automobile Components - 2.0%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (D)	2,000,000	1,919,992
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,575,000	1,573,873
8.50%, 05/15/2027 (D)	1,250,000	1,265,615
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	5,200,000	5,200,000
Dana, Inc.
5.38%, 11/15/2027 (C)	1,750,000	1,675,857
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (C)	1,500,000	1,383,122
7.00%, 03/15/2028	876,000	884,050

		13,902,509

Automobiles - 0.6%
General Motors Financial Co., Inc.
6.40%, 01/09/2033 (C)	2,000,000	2,057,221
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (C) (D)	1,750,000	1,635,726
Winnebago Industries, Inc.
6.25%, 07/15/2028 (D)	525,000	509,384

		4,202,331

Banks - 0.7%
Associated Banc-Corp.
4.25%, 01/15/2025	2,974,000	2,825,382
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,000,000	879,855
7.63%, 05/01/2026 (D)	1,350,000	1,235,001

		4,940,238

Broadline Retail - 0.3%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	233,016
7.75%, 07/15/2026	1,150,000	1,174,028
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (C) (D)	900,000	836,055

		2,243,099

Building Products - 1.1%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (D)	1,150,000	1,023,500
Builders FirstSource, Inc.
5.00%, 03/01/2030 (D)	2,000,000	1,869,747
JELD-WEN, Inc.
4.88%, 12/15/2027 (D)	2,400,000	2,154,534
Patrick Industries, Inc.
4.75%, 05/01/2029 (D)	2,400,000	2,089,680

		7,137,461

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.6%
AG Issuer LLC
6.25%, 03/01/2028 (D)	$ 1,000,000	$ 964,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	3,500,000	3,083,537
6.38%, 12/15/2025	1,700,000	1,626,949
MidCap Financial Investment Corp.
5.25%, 03/03/2025	1,500,000	1,446,683
StoneX Group, Inc.
8.63%, 06/15/2025 (D)	3,950,000	3,992,879

		11,114,622

Chemicals - 0.7%
Chemours Co.
5.75%, 11/15/2028 (D)	2,495,000	2,297,895
Methanex Corp.
5.13%, 10/15/2027	1,000,000	943,525
5.25%, 12/15/2029	1,500,000	1,373,301

		4,614,721

Commercial Services & Supplies - 3.2%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (D)	3,342,000	3,125,431
Cimpress PLC
7.00%, 06/15/2026	1,500,000	1,415,625
CoreCivic, Inc.
8.25%, 04/15/2026	2,225,000	2,241,860
EnPro Industries, Inc.
5.75%, 10/15/2026	3,594,000	3,504,150
Garda World Security Corp.
9.50%, 11/01/2027 (C) (D)	2,250,000	2,202,424
GEO Group, Inc.
10.50%, 06/30/2028	1,000,000	1,002,830
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (D)	2,000,000	1,960,765
Stena International SA
6.13%, 02/01/2025 (D)	300,000	293,700
United Rentals North America, Inc.
5.50%, 05/15/2027	2,185,000	2,148,139
Upbound Group, Inc.
6.38%, 02/15/2029 (C) (D)	3,675,000	3,371,849
Williams Scotsman International, Inc.
4.63%, 08/15/2028 (D)	805,000	739,918

		22,006,691

Construction & Engineering - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/2027 (D)	1,300,000	1,201,850
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (D)	362,000	347,704
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	5,000,000	4,633,361
Installed Building Products, Inc.
5.75%, 02/01/2028 (D)	3,744,000	3,545,107
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,106,444

		11,834,466

Construction Materials - 1.3%
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (D)	2,925,000	2,793,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials (continued)
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (D)	$ 3,765,000	$ 3,501,543
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/2027 (C) (D)	2,208,000	2,196,982

		8,491,900

Consumer Finance - 1.2%
Enova International, Inc.
8.50%, 09/15/2025 (C) (D)	1,800,000	1,773,180
Navient Corp.
5.50%, 03/15/2029	1,200,000	1,037,460
PRA Group, Inc.
5.00%, 10/01/2029 (C) (D)	1,300,000	991,419
7.38%, 09/01/2025 (C) (D)	2,000,000	1,925,700
World Acceptance Corp.
7.00%, 11/01/2026 (C) (D)	2,475,000	2,172,579

		7,900,338

Consumer Staples Distribution & Retail - 1.5%
Arko Corp.
5.13%, 11/15/2029 (D)	3,475,000	2,888,751
Performance Food Group, Inc.
5.50%, 10/15/2027 (D)	3,074,000	2,976,252
United Natural Foods, Inc.
6.75%, 10/15/2028 (C) (D)	5,500,000	4,581,720

		10,446,723

Containers & Packaging - 0.4%
Berry Global, Inc.
5.63%, 07/15/2027 (D)	3,000,000	2,926,497

Distributors - 0.7%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (C) (D)	4,775,000	4,696,596

Diversified Consumer Services - 0.8%
Matthews International Corp.
5.25%, 12/01/2025 (D)	3,205,000	3,087,386
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,577,508

		5,664,894

Diversified REITs - 0.3%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 04/15/2028 (D)	2,500,000	2,085,374

Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (C) (D)	2,500,000	1,300,000

Electric Utilities - 0.3%
Drax Finco PLC
6.63%, 11/01/2025 (D)	1,871,000	1,839,597

Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.25%, 06/15/2028 (D)	1,000,000	1,019,540

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (D)	$ 1,500,000	$ 1,418,191
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026 (D)	3,000,000	2,546,190

		3,964,381

Financial Services - 2.3%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (B)	2,250,000	1,574,611
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (D)	2,500,000	2,312,500
9.25%, 07/01/2031 (D)	4,750,000	4,797,500
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	489,450
6.63%, 03/15/2026 (C)	3,750,000	3,679,667
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 7.06% (B), 12/21/2065 (D)	900,000	631,254
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (D)	2,500,000	2,135,854

		15,620,836

Food Products - 2.1%
B&G Foods, Inc.
5.25%, 09/15/2027 (C)	2,958,000	2,548,589
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (D)	3,000,000	2,729,961
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (D)	5,700,000	5,637,731
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	4,000,000	3,714,266

		14,630,547

Ground Transportation - 0.3%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	231,132
6.50%, 10/01/2025 (D)	268,000	265,222
9.75%, 08/01/2027 (D)	1,750,000	1,822,039

		2,318,393

Health Care Providers & Services - 0.4%
AdaptHealth LLC
5.13%, 03/01/2030 (D)	3,000,000	2,482,479

Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	940,310

Hotels, Restaurants & Leisure - 4.3%
Carnival Corp.
5.75%, 03/01/2027 (D)	1,700,000	1,572,635
10.50%, 06/01/2030 (D)	3,227,000	3,413,607
Cinemark USA, Inc.
5.88%, 03/15/2026 (C) (D)	2,700,000	2,555,685
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (D)	1,500,000	1,392,525
6.50%, 05/15/2027 (D)	2,388,000	2,399,967

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	$ 4,950,000	$ 4,477,126
NCL Corp. Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,703,313
Royal Caribbean Cruises Ltd.
3.70%, 03/15/2028	2,300,000	2,006,245
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	2,504,000	2,494,986
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (D)	1,000,000	1,012,587
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,457,624
VOC Escrow Ltd.
5.00%, 02/15/2028 (D)	3,366,000	3,127,477

		29,613,777

Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,076,211

Insurance - 0.4%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (B), 02/17/2051 (D)	1,500,000	1,552,500
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (B) (D)	2,500,000	1,418,750

		2,971,250

Internet & Catalog Retail - 0.3%
TripAdvisor, Inc.
7.00%, 07/15/2025 (D)	2,303,000	2,302,865

IT Services - 0.5%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,896,012
Unisys Corp.
6.88%, 11/01/2027 (D)	2,000,000	1,632,960

		3,528,972

Leisure Products - 0.2%
Vista Outdoor, Inc.
4.50%, 03/15/2029 (C) (D)	1,520,000	1,292,000

Machinery - 0.8%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	750,000	623,423
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	4,750,000	4,689,342

		5,312,765

Media - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (D)	2,000,000	1,692,258
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (D) (F)	1,250,000	39,063
Nexstar Media, Inc.
4.75%, 11/01/2028 (D)	2,986,000	2,631,890

		4,363,211

Metals & Mining - 1.3%
ATI, Inc.
5.88%, 12/01/2027 (C)	4,002,000	3,889,923

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Carpenter Technology Corp.
7.63%, 03/15/2030	$ 250,000	$ 254,985
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (C)	1,000,000	981,623
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (D)	3,797,000	3,733,286

		8,859,817

Mortgage Real Estate Investment Trusts - 0.9%
Rithm Capital Corp.
6.25%, 10/15/2025 (D)	1,300,000	1,236,125
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (D)	3,500,000	3,106,250
4.75%, 03/15/2025	1,500,000	1,447,874

		5,790,249

Oil, Gas & Consumable Fuels - 2.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	1,310,000	1,313,727
Earthstone Energy Holdings LLC
9.88%, 07/15/2031 (D)	1,750,000	1,805,378
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,679,521
Hess Midstream Operations LP
5.13%, 06/15/2028 (D)	1,000,000	945,308
Murphy Oil Corp.
6.38%, 07/15/2028	2,100,000	2,088,776
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (D)	2,000,000	1,985,000
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,031,893
Permian Resources Operating LLC
5.88%, 07/01/2029 (D)	2,250,000	2,143,562
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/2028	1,190,000	1,157,441
Valero Energy Corp.
8.75%, 06/15/2030	300,000	351,239

		15,501,845

Paper & Forest Products - 0.1%
Glatfelter Corp.
4.75%, 11/15/2029 (C) (D)	900,000	620,980

Passenger Airlines - 0.2%
United Airlines, Inc.
4.63%, 04/15/2029 (D)	1,726,000	1,561,033

Personal Care Products - 0.4%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (D)	3,000,000	2,837,403

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (D)	1,100,000	668,239

Real Estate Management & Development - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (D)	1,500,000	1,109,888

Software - 0.1%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (D)	600,000	588,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.4%
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	$ 3,050,000	$ 2,860,343

Specialty Retail - 2.3%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (C) (D)	1,000,000	1,014,261
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,003,164
9.38%, 07/01/2025 (C) (D)	2,000,000	2,111,210
Foot Locker, Inc.
4.00%, 10/01/2029 (C) (D)	2,575,000	2,001,933
Group 1 Automotive, Inc.
4.00%, 08/15/2028 (D)	1,000,000	885,516
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028 (D)	3,900,000	3,576,553
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/01/2025	3,275,000	3,262,719
Sonic Automotive, Inc.
4.63%, 11/15/2029 (C) (D)	2,500,000	2,143,917

		15,999,273

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp.
8.10%, 07/15/2036	405,000	470,987
Western Digital Corp.
4.75%, 02/15/2026	1,650,000	1,575,587

		2,046,574

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc.
4.25%, 03/15/2029 (C) (D)	4,000,000	3,401,080
PVH Corp.
7.75%, 11/15/2023	100,000	100,178

		3,501,258

Total Corporate Debt Securities (Cost $308,531,234)		287,973,101

	Shares	Value
OTHER INVESTMENT COMPANY - 5.8%
Securities Lending Collateral - 5.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (G)	39,761,143	39,761,143

Total Other Investment Company (Cost $39,761,143)		39,761,143

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 2.50% (G), dated 07/31/2023, to be repurchased at $9,059,267 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $9,239,894.	$ 9,058,637	9,058,637

Total Repurchase Agreement (Cost $9,058,637)		9,058,637

Total Investments (Cost $679,991,828)		718,629,380
Net Other Assets (Liabilities) - (5.0)%		(34,495,613)

Net Assets - 100.0%		$ 684,133,767

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$362,587,208	$—	$—	$362,587,208
Preferred Stocks	19,249,291	—	—	19,249,291
Corporate Debt Securities	—	287,973,101	—	287,973,101
Other Investment Company	39,761,143	—	—	39,761,143
Repurchase Agreement	—	9,058,637	—	9,058,637

Total Investments	$421,597,642	$297,031,738	$—	$718,629,380

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $39,901,097, collateralized by cash collateral of $39,761,143 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $981,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $200,858,239, representing 29.4% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the value of this security is $39,063, representing less than 0.1% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at July 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Asset Income (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 7

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8